UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6454

Fidelity Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Michigan Municipal Money Market Fund

March 31, 2016

MIS-QTLY-0516
1.814634.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 58.1%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.83% 4/7/16, VRDN (a)(b)	$600,000	$600,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.75% 4/7/16, VRDN (a)	1,900,000	1,900,000
Arkansas - 0.3%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.75% 4/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,600,000	2,600,000
California - 0.1%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DB 3294, 0.59% 4/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,100,000	1,100,000
Georgia - 0.5%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.54% 4/7/16, VRDN (a)	3,200,000	3,200,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.47% 4/1/16, VRDN (a)	700,000	700,000
Second Series 1995, 0.48% 4/1/16, VRDN (a)	400,000	400,000
		4,300,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 4/7/16, VRDN (a)	300,000	300,000
Michigan - 55.4%
Central Michigan Univ. Rev. Series 2008 A, 0.5% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	8,700,000	8,700,000
Grand Traverse County Hosp. Series 2011 B, 0.42% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.4% 4/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	27,940,000	27,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.36% 4/7/16, LOC Bank of New York, New York, VRDN (a)	3,965,000	3,965,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.42% 4/7/16, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	21,775,000	21,775,000
Michigan Bldg. Auth. Rev.:
Series 2007 1, 0.49% 4/7/16, LOC Citibank NA, VRDN (a)	27,070,000	27,070,000
Series 2011 B, 0.49% 4/7/16, LOC Citibank NA, VRDN (a)	24,895,000	24,895,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 0.48% 4/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,500,000	1,500,000
Participating VRDN:
Series 15 XF0126, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
Series RBC 2016 XM0132, 0.45% 4/7/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)	3,335,000	3,335,000
Series RBC 2016 ZM0131, 0.45% 4/7/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)	2,500,000	2,500,000
Series 22 A, 0.5% 4/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	52,582,000	52,582,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.43% 4/1/16, LOC Comerica Bank, VRDN (a)	5,175,000	5,175,000
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series 2005 E, 0.45% 4/7/16, VRDN (a)	14,000,000	14,000,000
Series B, 0.5% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	18,025,000	18,025,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.4% 4/7/16, LOC Citibank NA, VRDN (a)(b)	3,595,000	3,595,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.4% 4/7/16, LOC Citibank NA, VRDN (a)(b)	5,345,000	5,345,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.4% 4/7/16, LOC Citibank NA, VRDN (a)(b)	6,180,000	6,180,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.44% 4/7/16, LOC Fannie Mae, VRDN (a)(b)	6,100,000	6,100,000
(Hunt Club Apts. Proj.) 0.46% 4/7/16, LOC Fannie Mae, VRDN (a)(b)	5,865,000	5,865,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.5% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,300,000	5,300,000
Michigan State Univ. Revs. Series 2000 A, 0.49% 4/7/16 (Liquidity Facility Northern Trust Co.), VRDN (a)	28,035,000	28,035,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.57% 4/7/16, LOC Bank of America NA, VRDN (a)(b)	695,000	695,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.39% 4/1/16, VRDN (a)	39,830,000	39,830,000
(Consumers Energy Co. Proj.):
0.4% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	30,500,000	30,500,000
0.42% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,900,000	1,900,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.38% 4/1/16, LOC Comerica Bank, VRDN (a)	29,300,000	29,300,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.43% 4/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.46% 4/7/16, LOC Comerica Bank, VRDN (a)	9,310,000	9,310,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.55% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,800,000	2,800,000
Univ. of Michigan Rev.:
Participating VRDN:
Series 15 XF2199, 0.46% 4/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,190,000	6,190,000
Series 15 XF2205, 0.43% 4/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,400,000	1,400,000
Series 2012 A, 0.36% 4/7/16, VRDN (a)	3,130,000	3,130,000
Series 2012 D1, 0.34% 4/1/16, VRDN (a)	10,700,000	10,700,000
Series 2012 D2, 0.42% 4/7/16, VRDN (a)	29,110,000	29,110,000
		477,572,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.83% 4/7/16, VRDN (a)(b)	600,000	600,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.6% 4/7/16, VRDN (a)	1,400,000	1,400,000
Series 2012 A, 0.65% 4/7/16, VRDN (a)(b)	500,000	500,000
		1,900,000
New York - 0.3%
New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, 0.51% 4/7/16, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
Texas - 0.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.55% 4/1/16, VRDN (a)	600,000	600,000
Series 2004, 0.71% 4/7/16, VRDN (a)(b)	400,000	400,000
Series 2009 C, 0.55% 4/1/16, VRDN (a)	900,000	900,000
Series 2010 B, 0.55% 4/1/16, VRDN (a)	885,000	885,000
Series 2010 C, 0.55% 4/1/16, VRDN (a)	300,000	300,000
Series 2010 D, 0.55% 4/1/16, VRDN (a)	1,500,000	1,500,000
		4,585,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.48% 4/7/16, LOC Bank of America NA, VRDN (a)	1,625,000	1,625,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.8% 4/7/16, VRDN (a)(b)	600,000	600,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.55% 4/7/16, VRDN (a)(b)	600,000	600,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $501,282,000)		501,282,000

Other Municipal Debt - 28.6%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.48%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada) (a)	3,585,000	3,585,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 4/8/16, CP mode	500,000	500,000
Michigan - 27.5%
Ann Arbor Pub. School District Bonds 5% 5/1/16 (Michigan Gen. Oblig. Guaranteed)	1,180,000	1,184,491
Farmington Pub. School District Gen. Oblig. Bonds 3% 5/1/16	5,150,000	5,160,090
Grand Valley Michigan State Univ. Rev. Bonds Series 2009, 5.625% 12/1/16 (Pre-Refunded to 12/1/16 @ 100)	1,180,000	1,219,648
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.65%, tender 10/27/16 (a)	27,915,000	27,915,000
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series 2013 1A, 5% 10/15/16	5,230,000	5,359,003
Series 7, 0.08% 5/19/16, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	18,000,000	18,000,000
Michigan Fin. Auth. Rev. Bonds:
Series 2010 A, 5% 12/1/16	1,000,000	1,029,032
Series 2012 A, 5% 7/1/16	20,200,000	20,436,326
Series 2013 M1, 0.14%, tender 6/1/16 (a)	9,000,000	9,000,000
Series 2015 A, 3% 5/15/16	2,395,000	2,402,666
Series 2015 MI, 5% 12/1/16	3,465,000	3,570,483
5% 1/1/17	2,600,000	2,688,956
Michigan Gen. Oblig. Bonds (Envir. Prog.) Series 2008 A, 5% 5/1/16	3,900,000	3,915,234
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.58%, tender 10/27/16 (a)	12,910,000	12,910,000
0.58%, tender 10/27/16 (a)	8,635,000	8,635,000
0.58%, tender 10/27/16 (a)	12,200,000	12,200,000
(Trinity Health Sys. Proj.) 5% 12/1/16 (Pre-Refunded to 12/1/16 @ 100)	1,970,000	2,030,903
Series 2012 A, 5% 6/1/16	1,600,000	1,612,013
6% 12/1/16	5,180,000	5,365,519
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.55%, tender 6/9/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,610,000	7,610,000
Michigan Trunk Line Fund Rev. Bonds Series 1998 A, 5.5% 11/1/16	590,000	607,336
Monroe County Hosp. Fin. Auth. Bonds 5.5% 6/1/16 (Pre-Refunded to 6/1/16 @ 100)	10,810,000	10,906,272
Univ. of Michigan Rev.:
Bonds Series 2009 B:
0.03% tender 4/1/16, CP mode	11,900,000	11,900,000
0.04% tender 4/8/16, CP mode	6,250,000	6,250,000
0.04% tender 4/11/16, CP mode	6,250,000	6,250,000
0.07% tender 4/12/16, CP mode	8,900,000	8,900,000
Series J1:
0.03% 4/4/16, CP	10,000,000	10,000,000
0.1% 4/1/16, CP	7,000,000	7,000,000
0.18% 5/2/16, CP	8,900,000	8,900,000
Series J2, 0.04% 10/28/16, CP	14,000,000	14,000,000
		236,957,972
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 4/12/16, CP mode (b)	1,600,000	1,600,000
Series 1990 B, 0.5% tender 4/21/16, CP mode	1,200,000	1,200,000
0.7% tender 5/3/16, CP mode (b)	800,000	800,000
		3,600,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 5/3/16, CP mode (b)	700,000	700,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.5% tender 4/11/16, CP mode (b)	900,000	900,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $246,242,972)		246,242,972
	Shares	Value

Investment Company - 13.3%
Fidelity Municipal Cash Central Fund, 0.34% (e)(f)
(Cost 114,632,002)	114,632,002	114,632,002
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $862,156,974)		862,156,974
NET OTHER ASSETS (LIABILITIES) - 0.0%		411,625
NET ASSETS - 100%		$862,568,599

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,610,000 or 0.9% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.55%, tender 6/9/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$7,610,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$18,034
Total	$18,034

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At March 31, 2016 the cost for Federal Income Tax Purposes was $862,156,974.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Ohio Municipal Money Market Fund

March 31, 2016

OFS-QTLY-0516
1.814643.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 57.5%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.83% 4/7/16, VRDN (a)(b)	$700,000	$700,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.75% 4/7/16, VRDN (a)	2,200,000	2,200,000
Arkansas - 0.5%
Blytheville Indl. Dev. Rev.:
(NUCOR Corp. Proj.) Series 1998, 0.83% 4/7/16, VRDN (a)(b)	400,000	400,000
(Nucor Corp. Proj.) Series 2002, 0.8% 4/7/16, VRDN (a)(b)	2,400,000	2,400,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.75% 4/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,100,000	2,100,000
		4,900,000
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.54% 4/7/16, VRDN (a)	750,000	750,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 0.48% 4/1/16, VRDN (a)	400,000	400,000
Series 2012, 0.54% 4/1/16, VRDN (a)(b)	2,175,000	2,175,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.6% 4/7/16, VRDN (a)	200,000	200,000
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.48% 4/1/16, VRDN (a)	600,000	600,000
		4,125,000
Indiana - 0.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 4/7/16, VRDN (a)(b)	500,000	500,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 4/7/16, VRDN (a)	600,000	600,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.55% 4/7/16, VRDN (a)(b)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.83% 4/7/16, VRDN (a)(b)	700,000	700,000
Nevada - 0.2%
Clark County Arpt. Rev. Series 2008 C3, 0.39% 4/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	1,495,000	1,495,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.6% 4/7/16, VRDN (a)	400,000	400,000
Series 2012 A, 0.65% 4/7/16, VRDN (a)(b)	700,000	700,000
		1,100,000
Ohio - 54.1%
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2010 C, 0.4% 4/1/16, LOC MUFG Union Bank NA, VRDN (a)	15,150,000	15,150,000
Series 2012 B, 0.39% 4/7/16, VRDN (a)	89,800,000	89,800,002
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.37% 4/1/16, LOC JPMorgan Chase Bank, VRDN (a)	13,150,000	13,150,000
Athens County Port Auth. Hsg. 0.42% 4/7/16, LOC Barclays Bank PLC, VRDN (a)	13,085,000	13,085,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.46% 4/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.4% 4/7/16, LOC Bank of America NA, VRDN (a)	2,985,000	2,985,000
Series 2009 D, 0.4% 4/7/16, LOC Bank of America NA, VRDN (a)	11,970,000	11,970,000
Columbus Gen. Oblig. Participating VRDN:
Series Clipper 08 2, 0.43% 4/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,000,000	4,000,000
Series Putters 2365, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,360,000	4,360,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.5% 4/7/16, LOC Northern Trust Co., VRDN (a)	10,500,000	10,500,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.42% 4/7/16, LOC PNC Bank NA, VRDN (a)	3,100,000	3,100,000
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.) Series 2004 A, 0.4% 4/7/16, LOC PNC Bank NA, VRDN (a)	6,675,000	6,675,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series 15 XF0244, 0.43% 4/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000,000	4,000,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.44% 4/7/16, LOC Northern Trust Co., VRDN (a)	9,670,000	9,670,000
(U.S. Health Corp. of Columbus Proj.):
Series 1996 A, 0.5% 4/7/16, LOC Northern Trust Co., VRDN (a)	11,580,000	11,580,000
Series 1996 B, 0.5% 4/7/16, LOC Northern Trust Co., VRDN (a)	10,175,000	10,175,000
Participating VRDN Series BC 11 21B, 0.44% 4/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,315,000	3,315,000
Series 1998, 0.5% 4/7/16, LOC Northern Trust Co., VRDN (a)	6,815,000	6,815,000
Series 2009 A, 0.42% 4/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	21,000,000	21,000,000
Series 2009 B, 0.42% 4/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,170,000	9,170,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.43% 4/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,975,000	2,975,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.52% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	15,015,000	15,015,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.42% 4/7/16, LOC PNC Bank NA, VRDN (a)	22,900,000	22,900,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.47% 4/7/16, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,690,000	11,690,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.68% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,475,000	1,475,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.44% 4/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,220,000	1,220,000
Middletown Hosp. Facilities Rev. Series 2008 A, 0.42% 4/7/16, LOC PNC Bank NA, VRDN (a)	29,670,000	29,669,978
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.39% 4/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	12,150,000	12,150,000
Series 2009 D, 0.39% 4/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400,000	24,400,000
(TimkenSteel Proj.) Series 2003, 0.39% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. Proj.) Series 2008 A, 0.39% 4/7/16, LOC PNC Bank NA, VRDN (a)	60,000,000	60,000,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 2015 XF0105, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,500,000	4,500,000
Series Putters 3558, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700,000	2,700,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series F, 0.4% 4/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	9,090,000	9,090,000
Series 2004 D, 0.41% 4/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	5,400,000	5,400,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.59% 4/7/16, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	260,000	260,000
(Wingate at Belle Meadows Proj.) 0.42% 4/7/16, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,520,000	8,520,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.41% 4/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	15,000,000	15,000,000
Series 2008 B, 0.43% 4/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	8,705,000	8,705,000
Series 2008 H, 0.56% 4/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	6,745,000	6,745,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.4% 4/7/16, LOC Bank of America NA, VRDN (a)(b)	12,100,000	12,100,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.46% 4/7/16, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.6% 4/7/16, LOC PNC Bank NA, VRDN (a)(b)	120,000	120,000
		516,309,980
Texas - 1.2%
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 0.55% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,750,000	3,750,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.55% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,000,000	1,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.42% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	600,000	600,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.55% 4/1/16, VRDN (a)	1,300,000	1,300,000
Series 2004, 0.71% 4/7/16, VRDN (a)(b)	2,700,000	2,700,000
Series 2009 B, 0.55% 4/1/16, VRDN (a)	1,100,000	1,100,000
Series 2009 C, 0.55% 4/1/16, VRDN (a)	1,000,000	1,000,000
		11,450,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.8% 4/7/16, VRDN (a)(b)	700,000	700,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.78% 4/7/16, VRDN (a)(b)	600,000	600,000
		1,300,000
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.48% 4/7/16, VRDN (a)	1,095,000	1,095,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.48% 4/7/16, VRDN (a)	1,500,000	1,500,000
		2,595,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $548,724,980)		548,724,980

Other Municipal Debt - 35.3%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.46%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)	5,565,000	5,565,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.43% tender 4/28/16, CP mode	400,000	400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 4/8/16, CP mode	2,000,000	2,000,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 4/12/16, CP mode (b)	1,500,000	1,500,000
Series 1990 B, 0.5% tender 4/21/16, CP mode	600,000	600,000
0.7% tender 5/3/16, CP mode (b)	800,000	800,000
		2,900,000
Ohio - 33.9%
American Muni. Pwr. BAN Series 2015, 1% 10/21/16	4,000,000	4,005,584
Avon Gen. Oblig. BAN Series 2015, 2% 9/8/16	8,500,000	8,560,308
Avon Lake BAN Series 2015, 2% 7/13/16	11,711,000	11,760,831
Bay Village Gen. Oblig. BAN Series 2015, 1% 6/10/16	3,311,000	3,314,844
Belmont County BAN Series 2015:
1.5% 4/22/16	5,152,000	5,155,149
1.5% 4/22/16	2,000,000	2,001,202
Berea BAN 1.5% 3/16/17	2,150,000	2,166,734
Blendon Township BAN Series 2016, 2% 2/9/17 (Ohio Gen. Oblig. Guaranteed)	2,250,000	2,274,901
Butler County Gen. Oblig. BAN 0.52% 7/28/16	3,400,000	3,400,323
Chillicothe City School District BAN:
2% 7/7/16	4,900,000	4,918,788
2% 7/7/16	12,650,000	12,698,630
Cleveland Wtr. Rev. Bonds Series 2011, 5% 1/1/17	1,140,000	1,178,937
Columbus Gen. Oblig. Bonds:
Series 2011 A, 5% 7/1/16	3,225,000	3,263,152
Series 2012 3, 5% 8/15/16	900,000	915,484
Series 2013 B, 4% 8/15/16	500,000	506,663
Delaware Gen. Oblig. BAN:
Series 2015, 1% 4/18/16	6,070,000	6,072,106
1% 4/13/17 (d)	3,365,000	3,371,629
Dublin City School District BAN Series 2015, 1% 5/5/16	2,250,000	2,251,501
Fairborn Gen. Oblig. BAN 1.25% 3/23/17	4,074,450	4,095,729
Franklin County Hosp. Facilities Rev. Bonds Series 2013, 4% 5/15/16	2,300,000	2,310,309
Franklin County Hosp. Rev. Bonds:
Series 2011 C, 0.44%, tender 6/1/16 (a)	18,850,000	18,849,781
Series 2011 D, 4%, tender 8/1/16 (a)	4,230,000	4,280,237
Franklin County Rev. Bonds Series 2013 OH, 0.14%, tender 6/1/16 (a)	10,500,000	10,500,000
Hamilton Ohio Elec. Rev. BAN Series 2015, 0.43% 9/27/16 (Ohio Gen. Oblig. Guaranteed)	11,900,000	11,900,000
Hancock County Gen. Oblig. BAN Series 2015, 2% 11/3/16	3,725,000	3,755,791
Highland Heights Gen. Oblig. BAN 1% 6/16/16	4,700,000	4,705,826
Hilliard Gen. Oblig. BAN Series 2015 B, 1% 4/22/16	3,000,000	3,001,288
Independence Gen. Oblig. BAN Series 2015, 1% 4/14/16	2,150,000	2,150,571
Lakewood Gen. Oblig. BAN Series 2015, 1% 4/7/16	10,000,000	10,001,225
Lebanon Gen. Oblig. BAN 1% 4/14/16	3,000,000	3,000,796
Lima Gen. Oblig. BAN 1.5% 3/15/17	4,295,000	4,327,521
Lucas County Gen. Oblig. BAN 1.5% 7/13/16	11,552,000	11,587,598
Madison Local School District Lake County BAN Series 2015, 1.25% 10/6/16 (Ohio Gen. Oblig. Guaranteed)	1,455,000	1,460,201
Mason City School District BAN Series 2016, 1.5% 1/25/17	3,900,000	3,927,846
Miami County Gen. Oblig. BAN Series 2015, 1.75% 11/22/16	2,805,000	2,827,383
North Ridgeville Gen. Oblig. BAN Series 2015, 1% 6/2/16	10,090,000	10,101,398
Ohio Bldg. Auth. Bonds (Administrative Bldg. Fund Proj.) Series 2006 B, 5% 10/1/16	7,335,000	7,502,966
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. Bonds (Administrative Knowledge Sys. Proj.) Series 2014 A, 5% 9/1/16	275,000	279,941
Ohio Gen. Oblig. Bonds:
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/16	3,060,000	3,108,310
(Mental Health Facilities Improvments Fund Projs.) Series 2014 A, 4% 2/1/17	1,500,000	1,542,868
Series 2012 A:
4% 4/1/16	910,000	910,000
4% 9/15/16	4,000,000	4,067,692
Series 2013 A, 2% 5/1/16	2,250,000	2,253,163
Series 2013 B, 4% 6/15/16	4,190,000	4,221,655
Series 2014 R, 4% 5/1/16	4,000,000	4,012,291
Series 2014 S, 4% 4/1/16	1,785,000	1,785,000
Series 2015 B:
2% 9/1/16	5,215,000	5,252,345
2% 9/1/16	2,610,000	2,628,691
Series 2015 T, 5% 4/1/16	1,610,000	1,610,000
Series 2016 A, 2% 2/1/17	1,750,000	1,769,379
2% 2/1/17	1,070,000	1,083,833
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.) Series 2008 B5:
0.14% tender 6/2/16, CP mode	12,000,000	12,000,000
0.18% tender 5/4/16, CP mode	12,000,000	12,000,000
0.33% tender 6/16/16, CP mode	9,700,000	9,700,000
Ohio Juvenile Correctional Bonds (Juvenile Correctional Bldg. Fund Proj.) Series 2015 B, 3% 4/1/16	965,000	965,000
Ohio Major New State Infrastructure Rev. Bonds:
Series 3, 5% 12/15/16	500,000	515,401
4% 12/15/16	3,220,000	3,301,715
Ohio Mental Health Cap. Facilities Bonds 4% 6/1/16	1,150,000	1,157,262
Ohio Parks & Recreation Cap. Facilities Bonds (Park and Recreation Impt. Fund Projs.) Series 2015 A, 5% 2/1/17	1,000,000	1,037,459
Ohio Spl. Oblig. Bonds:
(Adult Correctional Bldg. Fund Proj.) Series 2015 B, 2% 10/1/16	1,980,000	1,995,698
Series 2015, 4% 4/1/17	2,735,000	2,828,325
Ohio State Univ. Gen. Receipts Bonds:
Series 2012 A, 4% 6/1/16	1,000,000	1,006,215
Series 2016 B, 5% 6/1/16	2,330,000	2,348,455
Ohio State Univ. Gen. Receipts Rev. Bonds 0.4% tender 4/7/16, CP mode	9,700,000	9,700,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2005, 5.25% 6/1/16	1,000,000	1,008,201
Series 2009, 5% 12/1/16	1,245,000	1,282,359
Reading Cmnty. City School District BAN:
Series 2015, 2% 7/21/16 (Ohio Gen. Oblig. Guaranteed)	4,900,000	4,923,003
Series 2016, 2% 7/21/16 (Ohio Gen. Oblig. Guaranteed)	7,500,000	7,535,358
Stow Gen. Oblig. BAN Series 2015, 1% 4/29/16	3,300,000	3,301,838
Union County Gen. Oblig. BAN 1.25% 3/29/17	3,700,000	3,720,753
Vandalia BAN Series 2015, 1.5% 9/8/16	4,893,000	4,914,277
Willoughby BAN Series 2015, 1.25% 5/27/16	5,700,000	5,708,085
		323,577,804
West Virginia - 0.2%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.5% tender 4/11/16, CP mode (b)	1,000,000	1,000,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.7% tender 5/3/16, CP mode (b)	800,000	800,000
		1,800,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $336,242,804)		336,242,804
	Shares	Value

Investment Company - 5.4%
Fidelity Municipal Cash Central Fund, 0.34% (e)(f)
(Cost $51,531,000)	51,531,000	51,531,000
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $936,498,784)		936,498,784
NET OTHER ASSETS (LIABILITIES) - 1.8%		16,878,106
NET ASSETS - 100%		$953,376,890

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$7,651
Total	$7,651

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At March 31, 2016 the cost for Federal Income Tax Purposes was $936,498,784.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Money Market Fund

March 31, 2016

PFR-QTLY-0516
1.814638.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 72.5%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.83% 4/7/16, VRDN (a)(b)	$400,000	$400,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.75% 4/7/16, VRDN (a)	1,400,000	1,400,000
Arkansas - 0.4%
Blytheville Indl. Dev. Rev. (NUCOR Corp. Proj.) Series 1998, 0.83% 4/7/16, VRDN (a)(b)	200,000	200,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.75% 4/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,500,000	2,500,000
		2,700,000
Colorado - 0.5%
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 0.42% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,000,000	3,000,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.45% 4/7/16, LOC Bank of America NA, VRDN (a)	750,000	750,000
Florida - 0.5%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.46% 4/7/16, LOC PNC Bank NA, VRDN (a)(b)	3,355,000	3,355,000
Georgia - 0.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 0.48% 4/1/16, VRDN (a)	300,000	300,000
Series 2013, 0.54% 4/7/16, VRDN (a)	2,300,000	2,300,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.6% 4/7/16, VRDN (a)	800,000	800,000
		3,400,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 4/7/16, VRDN (a)(b)	300,000	300,000
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.39% 4/7/16, VRDN (a)	3,200,000	3,200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 4/7/16, VRDN (a)	700,000	700,000
Series 2010 B1, 0.6% 4/7/16, VRDN (a)	180,000	180,000
		880,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.83% 4/7/16, VRDN (a)(b)	400,000	400,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.65% 4/7/16, VRDN (a)(b)	300,000	300,000
Pennsylvania, New Jersey - 1.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.42% 4/7/16, LOC Barclays Bank PLC, VRDN (a)	6,710,000	6,710,000
Pennsylvania - 67.6%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.43% 4/7/16, LOC PNC Bank NA, VRDN (a)	3,080,000	3,080,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.43% 4/7/16, LOC PNC Bank NA, VRDN (a)	7,875,000	7,875,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.43% 4/7/16, LOC PNC Bank NA, VRDN (a)	10,500,000	10,500,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.43% 4/7/16, LOC PNC Bank NA, VRDN (a)	6,600,000	6,600,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.43% 4/7/16, LOC PNC Bank NA, VRDN (a)	3,525,000	3,525,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.52% 4/7/16, LOC PNC Bank NA, VRDN (a)(b)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.43% 4/7/16, LOC PNC Bank NA, VRDN (a)	3,770,000	3,770,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2008 B, 0.4% 4/1/16, LOC Bank of Nova Scotia, VRDN (a)	2,200,000	2,200,000
Series 2008 C, 0.4% 4/1/16, LOC Bank of Nova Scotia, VRDN (a)(b)	11,650,000	11,650,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.58% 4/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,415,000	3,415,000
(Snowball Real Estate LP Proj.) 0.62% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,005,000	1,005,000
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.45% 4/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	15,800,000	15,800,000
Chester County Intermediate Unit Rev. Series 2003, 0.43% 4/7/16, LOC PNC Bank NA, VRDN (a)	1,765,000	1,765,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.44% 4/7/16, LOC PNC Bank NA, VRDN (a)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev. (Diakon Lutheran Social Ministries Proj.) Series 2014 B, 0.45% 4/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	7,045,000	7,045,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.44% 4/1/16, VRDN (a)	10,100,000	10,100,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.42% 4/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	12,900,000	12,900,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,785,000	2,785,000
Series Putters 0047, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,605,000	6,605,000
0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,285,000	6,285,000
Haverford Township School District Series 2009, 0.43% 4/7/16, LOC TD Banknorth, NA, VRDN (a)	13,360,000	13,360,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.35% 4/1/16, LOC JPMorgan Chase Bank, VRDN (a)	7,170,000	7,170,000
Lancaster Indl. Dev. Auth. Rev.:
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.44% 4/7/16, LOC PNC Bank NA, VRDN (a)	7,100,000	7,100,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.44% 4/7/16, LOC PNC Bank NA, VRDN (a)	685,000	685,000
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.43% 4/7/16, LOC PNC Bank NA, VRDN (a)	1,950,000	1,950,000
Lower Merion School District Series 2009 B, 0.4% 4/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	570,000	570,000
Luzerne County Convention Ctr. Series 2012, 0.43% 4/7/16, LOC PNC Bank NA, VRDN (a)	2,170,000	2,170,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.42% 4/7/16, LOC Fannie Mae, VRDN (a)	12,675,000	12,675,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 0.4% 4/1/16, LOC Bank of Nova Scotia, VRDN (a)(b)	750,000	750,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.56% 4/7/16, LOC PNC Bank NA, VRDN (a)(b)	500,000	500,000
Series 2002 B5, 0.52% 4/7/16, LOC PNC Bank NA, VRDN (a)(b)	3,900,000	3,900,000
Series 2004 B, 0.44% 4/7/16, LOC PNC Bank NA, VRDN (a)	1,100,000	1,100,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.52% 4/7/16, LOC Citibank NA, VRDN (a)(b)	5,115,000	5,115,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series MS 3382, 0.46% 4/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000,000	5,000,000
Series Putters 3352Z, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,215,000	4,215,000
Series Putters 4014, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Series ROC II R 14070, 0.43% 4/7/16 (Liquidity Facility Citibank NA) (a)(c)	8,000,000	8,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Second Series, 0.45% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,015,000	2,015,000
(Point Park College Proj.) 0.46% 4/7/16, LOC PNC Bank NA, VRDN (a)	600,000	600,000
Participating VRDN:
ROC II R 11721, 0.43% 4/7/16 (Liquidity Facility Citibank NA) (a)(c)	7,500,000	7,500,000
Series MS 3252, 0.46% 4/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,035,000	5,035,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.52% 4/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	26,205,000	26,205,000
Series 2005 C2, 0.52% 4/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	13,620,000	13,620,000
Philadelphia Auth. For Indl. Dev. Participating VRDN:
Series 15 ZF0167, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series Putters 14 XM0005, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000,000	5,000,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.54% 4/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,400,000	1,400,000
(The Franklin Institute Proj.) Series 2006, 0.42% 4/7/16, LOC Bank of America NA, VRDN (a)	8,180,000	8,180,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 0.42% 4/7/16, LOC PNC Bank NA, VRDN (a)	9,300,000	9,300,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.42% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	18,950,000	18,950,000
Eighth Series C, 0.42% 4/7/16, LOC Barclays Bank PLC, VRDN (a)	36,100,000	36,100,000
Eighth Series D, 0.42% 4/7/16, LOC Royal Bank of Canada, VRDN (a)	18,900,000	18,900,000
Eighth Series E, 0.42% 4/7/16, LOC PNC Bank NA, VRDN (a)	4,000,000	4,000,000
Fifth Series A2, 0.5% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	9,450,000	9,450,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,330,000	5,330,000
Philadelphia School District Series 2009 C, 0.41% 4/7/16, LOC TD Banknorth, NA, VRDN (a)	6,500,000	6,500,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.39% 4/7/16, LOC Bank of America NA, VRDN (a)	19,400,000	19,400,000
Ridley School District Series 2009, 0.43% 4/7/16, LOC TD Banknorth, NA, VRDN (a)	8,795,000	8,795,000
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.) Series 2011 A, 0.43% 4/7/16, LOC PNC Bank NA, VRDN (a)	1,380,000	1,380,000
(Washington Hosp. Proj.) Series 2007 B, 0.38% 4/1/16, LOC PNC Bank NA, VRDN (a)	6,900,000	6,900,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.43% 4/7/16, LOC PNC Bank NA, VRDN (a)	6,985,000	6,985,000
		430,420,000
Texas - 0.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.55% 4/1/16, VRDN (a)	950,000	950,000
Series 2004, 0.71% 4/7/16, VRDN (a)(b)	200,000	200,000
Series 2009 A, 0.55% 4/1/16, VRDN (a)	600,000	600,000
Series 2010 B, 0.55% 4/1/16, VRDN (a)	1,500,000	1,500,000
		3,250,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.8% 4/7/16, VRDN (a)(b)	400,000	400,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.78% 4/7/16, VRDN (a)(b)	400,000	400,000
		800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $461,265,000)		461,265,000

Other Municipal Debt - 22.1%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.46%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)	2,585,000	2,585,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.43% tender 4/28/16, CP mode	300,000	300,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 4/8/16, CP mode	1,400,000	1,400,000
Series 1993 B, 0.5% tender 4/21/16, CP mode	700,000	700,000
		2,100,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 4/12/16, CP mode (b)	900,000	900,000
Pennsylvania - 21.0%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2011 A, 5% 10/15/16	1,500,000	1,537,043
Lancaster County Hosp. Auth. Health Ctr. Rev. Bonds Series 2016, 5% 8/15/16 (e)	4,725,000	4,801,592
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/16	21,930,000	22,185,364
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Bonds Series 2014 A, 4% 2/1/17	1,430,000	1,470,502
Pennsylvania Gen. Oblig. Bonds:
Series 2004, 5.375% 7/1/16	12,500,000	12,657,695
Series 2006:
5% 10/1/16	1,000,000	1,022,507
5% 10/1/16 (Pre-Refunded to 10/1/16 @ 100)	5,000,000	5,113,290
Series 2007 A, 5% 8/1/16	5,000,000	5,076,168
Series 2009 2, 5% 4/15/16	7,000,000	7,012,732
Series 2010 A:
5% 5/1/16	3,475,000	3,488,517
5% 6/1/16	5,925,000	5,971,359
Series 2013 1, 5% 4/1/16	19,215,000	19,215,000
Series 2015, 5% 8/15/16	2,270,000	2,309,154
5% 8/15/16	6,225,000	6,332,398
5% 10/15/16	8,650,000	8,864,259
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2015, 3% 8/15/16	3,025,000	3,055,297
Series WF 11 26C, 0.55%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(f)	10,000,000	10,000,000
Philadelphia Gen. Oblig. TRAN Series 2015 A, 2% 6/30/16	6,900,000	6,929,093
RBC Muni. Products, Inc. Trust Bonds Series RBC E53, 0.53%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	6,500,000	6,500,000
		133,541,970
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 5/3/16, CP mode (b)	500,000	500,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.5% tender 4/11/16, CP mode (b)	700,000	700,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $140,626,970)		140,626,970
	Shares	Value

Investment Company - 6.1%
Fidelity Municipal Cash Central Fund, 0.34% (g)(h)
(Cost $39,056,798)	39,056,800	39,056,798
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $640,948,768)		640,948,768
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,166,122)
NET ASSETS - 100%		$636,782,646

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.8% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,500,000 or 2.6% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.55%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA)	5/30/13 - 11/12/15	$10,000,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E53, 0.53%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada)	3/31/16	$6,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$6,058
Total	$6,058

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At March 31, 2016 the cost for Federal Income Tax Purposes was $640,948,768.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016